Convertible Promissory Note (Details) - USD ($)				12 Months Ended
	Jul. 11, 2017	Jan. 06, 2017	Jul. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 13, 2015
Convertible Promissory Note (Textual)
Convertible promissory note
Payment of convertible promissory note				$ 650,000
DeTiger Holdings Limited [Member]
Convertible Promissory Note (Textual)
Convertible promissory note							$ 500,000
Convertible promissory note payable to related party					$ 400,000
Convertible conversion price per share							$ 10
Due date of convertible promissory note					Jan. 06, 2017
Payment of convertible promissory note		$ 400,000
Convertible note [Member]
Convertible Promissory Note (Textual)
Convertible notes payable			$ 100,000
Description of convertible notes			On July 6, 2016, the $100,000 note has been converted at $10.00 into 10,000 units, which consists of 10,000 shares, 10,000 rights and 10,000 warrants. 10,000 right entitles to receive 1/10 of the ordinary shares.
Conversion of units			10,000
Shares issued upon conversion			11,000
Beneficial conversion feature value			$ 51,700
Convertible conversion price per share			$ 10
Underwriters [Member]
Convertible Promissory Note (Textual)
Convertible promissory note			$ 250,000
Beneficial conversion feature value
Convertible conversion price per share			$ 10
Due date of convertible promissory note			Jul. 06, 2017
Early Bird Capital [Member]
Convertible Promissory Note (Textual)
Payment of convertible promissory note	$ 250,000